Academy Veteran Impact ETF
Schedule of Investments
April 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES - 97.6%	Par	Value
Ginnie Mae I Pool
Pool 615400, 4.50%, 08/15/2033	$364,798	$366,123
Pool 666291, 2.50%, 12/15/2042	79,700	68,772
Pool 682229, 4.00%, 07/15/2049	158,985	149,783
Pool AD0997, 2.50%, 04/15/2043	39,208	33,833
Pool AD0998, 2.50%, 04/15/2043	109,792	94,553
Pool AD0999, 2.50%, 05/15/2043	10,200	8,802
Ginnie Mae II Pool
Pool 784981, 3.50%, 04/20/2050	978,705	889,924
Pool 785510, 2.50%, 01/20/2051	1,945,512	1,628,719
Pool 786095, 3.00%, 04/20/2052	75,083	65,824
Pool 786134, 3.00%, 04/20/2052	2,867,431	2,511,945
Pool 786463, 3.50%, 12/20/2052	2,074,063	1,844,006
Pool 786464, 2.50%, 12/20/2052	430,086	355,330
Pool 786552, 2.00%, 12/20/2052	441,299	351,046
Pool 786723, 3.50%, 11/20/2052	327,076	293,946
Pool 786724, 2.50%, 01/20/2053	890,497	735,714
Pool 786784, 4.50%, 06/20/2053	769,425	734,280
Pool 786793, 2.00%, 12/20/2052	447,759	356,184
Pool 786842, 4.00%, 04/20/2053	864,164	794,282
Pool 787240, 5.00%, 01/20/2054	2,268,324	2,209,711
Pool BK5879, 4.50%, 11/20/2048	214,824	209,025
Pool BS8626, 3.00%, 02/20/2050	835,046	735,909
Pool BS8891, 3.50%, 02/20/2050	1,165,384	1,063,250
Pool BS8912, 3.00%, 02/20/2050	929,740	819,361
Pool BT1911, 3.50%, 12/20/2050	149,549	136,502
Pool BU6116, 2.50%, 04/20/2050	60,424	51,244
Pool BU6352, 3.50%, 06/20/2051	168,599	151,948
Pool BX2636, 2.50%, 10/20/2050	707,598	598,588
Pool BY0769, 2.50%, 09/20/2050	903,090	763,717
Pool BZ0238, 2.50%, 03/20/2051	1,865,384	1,566,021
Pool CD4331, 2.00%, 04/20/2051	428,836	345,881
Pool CK2586, 3.00%, 04/20/2052	1,345,935	1,179,949
Pool CL5518, 3.00%, 03/20/2052	2,084,779	1,827,676
Pool CL5523, 3.00%, 04/20/2052	710,699	623,053
Pool CN0347, 3.00%, 09/20/2052	324,578	284,743
Pool CN5150, 2.50%, 07/20/2052	955,234	799,975
Pool CN6487, 3.00%, 06/20/2052	916,263	803,265
Pool CN6885, 3.50%, 05/20/2052	82,535	74,540
Pool CN8589, 4.00%, 08/20/2052	357,184	328,295
Pool CO4367, 5.00%, 08/20/2052	132,927	129,607
Pool CO5989, 3.00%, 02/20/2052	1,027,269	899,899
Pool CO5999, 3.00%, 09/20/2052	673,830	590,282
Pool CQ2299, 3.00%, 11/20/2052	966,870	847,003
Pool CQ5485, 4.50%, 11/20/2052	383,424	365,599
Pool CR2134, 3.50%, 09/20/2060	668,266	597,016
Pool CT5959, 4.50%, 04/20/2053	764,209	728,315
Pool CT6282, 4.50%, 02/20/2062	465,900	443,010
Pool CT9943, 5.00%, 04/20/2053	1,378,864	1,343,235
Pool CU0134, 4.50%, 05/20/2053	585,884	558,365
Pool CU4415, 6.50%, 05/20/2053	202,671	207,316
Pool CU5352, 5.50%, 08/20/2053	586,996	587,114
Pool CV1066, 5.00%, 06/20/2053	609,476	593,727
Pool CV6338, 5.50%, 07/20/2053	1,237,395	1,238,559
Pool CV6387, 5.00%, 06/20/2053	681,606	663,994
Pool CV6664, 5.50%, 06/20/2053	359,686	360,924
Pool CV7142, 4.50%, 07/20/2050	1,374,860	1,310,284
Pool CW6876, 7.00%, 08/20/2053	99,351	101,371
Pool DG4649, 5.50%, 12/20/2054	584,201	581,165
Pool MA2752, 2.50%, 04/20/2045	1,029,485	888,413
Pool MA2824, 2.50%, 05/20/2045	692,525	597,627
Pool MA5386, 3.00%, 08/20/2048	160,259	140,982
Pool MA6464, 3.00%, 02/20/2050	121,466	105,838
Pool MA7191, 1.50%, 02/20/2051	328,748	255,460
Pool MA7906, 2.00%, 03/20/2037	647,183	583,909
Pool MA8040, 1.50%, 04/20/2052	552,632	420,916
Pool MA8095, 1.50%, 12/20/2043	103,719	87,872
Pool MA8173, 2.50%, 08/20/2037	226,107	210,810
Pool MA8239, 2.00%, 02/20/2037	445,870	409,993
Pool MA8314, 2.00%, 01/20/2037	111,447	102,480
Pool MA8417, 4.00%, 11/20/2052	1,820,634	1,654,777
Pool MA8710, 3.00%, 01/20/2052	1,404,496	1,217,482
Pool MA8712, 4.00%, 03/20/2053	3,536,996	3,217,140
Pool MA8782, 2.00%, 12/20/2051	750,678	597,150
Pool MA8783, 2.50%, 03/20/2052	1,286,495	1,061,374
Pool MA8860, 2.00%, 08/20/2052	795,836	633,073
Pool MA8862, 3.00%, 01/20/2053	1,575,650	1,365,846
Pool MA8941, 2.00%, 06/20/2053	1,564,444	1,274,094
Pool MA9093, 5.00%, 08/20/2053	1,600,869	1,564,238
Pool MA9153, 2.50%, 09/20/2053	817,637	674,561
Pool MA9157, 4.50%, 09/20/2053	1,517,156	1,441,425
Pool MA9223, 3.00%, 04/20/2052	2,869,277	2,487,222
Pool MA9224, 3.50%, 10/20/2053	836,045	742,769
Pool MA9287, 3.00%, 02/20/2052	854,696	740,890
Pool MA9344, 3.00%, 09/20/2053	194,678	168,567
Pool MA9406, 3.50%, 11/20/2053	2,286,948	2,031,797
Pool MA9481, 2.00%, 01/20/2054	3,246,781	2,645,952
Pool MA9593, 6.00%, 04/20/2054	807,211	812,546
Pool MA9710, 4.50%, 05/20/2054	281,454	266,157
Pool MA9893, 5.50%, 09/20/2054	181,704	180,896
Small Business Administration Pools (b)
Pool 530428, 5.05% (Prime Rate + (2.45%)), 10/25/2033	303,024	304,785
Pool 530439, 5.05% (Prime Rate + (2.45%)), 10/25/2033	769,778	774,253
Pool 530455, 5.15% (Prime Rate + (2.35%)), 11/25/2033	1,197,755	1,208,202
Pool 530472, 5.20% (Prime Rate + (2.30%)), 12/25/2033	299,806	302,752
Pool 530560, 4.80% (Prime Rate + (2.70%)), 05/25/2034	505,550	505,448
Pool 530574, 4.80% (Prime Rate + (2.70%)), 05/25/2034	451,411	451,322
Pool 530588, 4.80% (Prime Rate + (2.70%)), 08/25/2034	763,242	763,033
Pool 530592, 6.50% (Prime Rate + (1.00%)), 08/25/2034	277,462	288,879
Pool 530612, 4.80% (Prime Rate + (2.70%)), 08/25/2034	450,340	450,219
Pool 530631, 4.85% (Prime Rate + (2.65%)), 08/25/2034	175,869	176,071
Pool 530653, 4.85% (Prime Rate + (2.65%)), 09/25/2034	70,824	70,907
Pool 530692, 4.85% (Prime Rate + (2.65%)), 11/25/2034	435,270	438,440
Pool 530776, 4.85% (Prime Rate + (2.65%)), 03/25/2035	596,064	600,827
TOTAL MORTGAGE-BACKED SECURITIES (Cost $72,439,223)		72,919,898

SHORT-TERM INVESTMENTS - 1.9%	Shares
Money Market Funds - 1.9%
First American Government Obligations Fund - Class X, 4.25% (a)	1,404,204	1,404,204
TOTAL SHORT-TERM INVESTMENTS (Cost $1,404,204)		1,404,204

TOTAL INVESTMENTS - 99.5% (Cost $73,843,427)		74,324,102
Other Assets in Excess of Liabilities - 0.5%		358,015
TOTAL NET ASSETS - 100.0%		$74,682,117
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2025.

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

Academy Veteran Impact ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$–	$72,919,898	$–	$72,919,898
Money Market Funds	1,404,204	–	–	1,404,204
Total Investments	$1,404,204	$72,919,898	$–	$74,324,102

Refer to the Schedule of Investments for further disaggregation of investment categories.